401(k) Plan - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Retirement Benefits [Abstract]
Defined contribution plan, employer matching contribution, percent of match			50.00%		50.00%
Defined contribution plan, maximum annual contributions per employee, percent			6.00%		6.00%
Defined contribution expense	$ 0.1	$ 0.1	$ 0.3	$ 0.3	$ 0.4	$ 0.2